Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Amounts owed for management fees	$ 89,468	$ 4,408
Fees incurred	$ 180,000	$ 135,000	$ 120,000
Common shares issued as director's fee, shares	35,000,000
Common shares issued as director's fee, fair value	$ 397,125